Variable Interest Entities - Fair Value Option (Details) $ in Millions	3 Months Ended
	Sep. 30, 2022 USD ($) cLO	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Debt
Number of new CLOs | cLO	1
Consolidated investment entities
Loans
Unpaid principal balance		$ 2,525	$ 2,233
Excess unpaid principal over fair value		(209)	(52)
Fair Value		2,316	2,181
Fair value of loans more than 90 days past due		0	0
Fair value of loans in nonaccrual status		23	13
Difference between fair value and unpaid principal of loans more than 90 days past due, loans in nonaccrual status or both		48	10
Debt
Unpaid principal balance		2,636	2,296
Excess unpaid principal over fair value		(273)	(132)
Carrying value		2,363	2,164
Proceeds from Issuance of Debt	$ 352
Consolidated investment entities | CLOs
Debt
Carrying value		$ 2,400	$ 2,200